EQUITY - Disclosure of number and weighted average exercise prices ("WAEP") of, and movements in, share options (Details)	12 Months Ended
	Dec. 31, 2023 Share SFr / shares	Dec. 31, 2023 Share SFr / shares	Dec. 31, 2023 Share SFr / shares	Dec. 31, 2023 Share Unit_Standard_item_uchMkKGtLkOnxpJzjI5Eyg SFr / shares	Dec. 31, 2022 Unit_Standard_item_uchMkKGtLkOnxpJzjI5Eyg SFr / shares	Dec. 31, 2022 Share Unit_Standard_item_uchMkKGtLkOnxpJzjI5Eyg SFr / shares	Dec. 31, 2022 Unit_Standard_item_uchMkKGtLkOnxpJzjI5Eyg SFr / shares	Dec. 31, 2022 Unit_Standard_item_uchMkKGtLkOnxpJzjI5Eyg SFr / shares
No. of options
Outstanding at the beginning of the year		1,001,430		1,001,430				835,055
Granted during the year		423,500						210,000
Forfeited during the year		(165,881)						(7,500)
Exercised during the year		(38,808)						(36,125)
Outstanding at the end of the year		1,220,241				1,001,430		1,001,430
Exercisable at the end of the year	720,758	720,758	720,758	720,758	454,480	454,480	454,480	454,480
WAEP
Outstanding at the beginning of the year			SFr 11.85				SFr 10.12
Granted during the year			13.03				18.31
Forfeited during the year			12.89				19.33
Exercised during the year			7.04				7.94
Outstanding at the end of the year			12.27				11.85
Exercisable at the end of the year	SFr 11.02	SFr 11.02	11.02	SFr 11.02	SFr 9.42	SFr 9.42	9.42	SFr 9.42
Weighted average share price at the date of exercise of options			SFr 8.13				SFr 16.85
Weighted average remaining contractual life for the share options outstanding	3 years 9 months 29 days				4 years 2 months 4 days